INTANGIBLE ASSETS (Tables)	3 Months Ended	12 Months Ended
	Aug. 31, 2021	May 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
SCHEDULE OF INTANGIBLE ASSETS

The following table sets forth the intangible assets, including accumulated amortization as of August 31, 2021:

	August 31, 2021
	Remaining		Accumulated	Net Carrying
	Useful Life	Cost	Amortization	Value
Non-Competes	4 years	$1,023,118	$548,642	$474,476
Trademarks	Indefinite	866,000	-	866,000
Customer database	2 years	35,000	20,417	14,583
Restrictive covenant	2 years	115,000	67,083	47,917
Customer contracts	10 years	546,000	391,270	154,730
Internet domain	2 years	3,000	2,667	333
		$2,588,118	$944,537	$1,558,039

The following tables set forth the intangible assets, including accumulated amortization as of May 31, 2021:

	May 31, 2021
	Remaining		Accumulated	Net Carrying
	Useful Life	Cost	Amortization	Value
Non-Competes	4.50 years	$1,023,118	$498,799	$524,319
Trademarks	Indefinite	866,000	-	866,000
Customer Contracts	10 years	546,000	301,675	244,325
Internet domain	2.50 years	3,000	2,417	583
		$2,438,118	$802,891	$1,635,227

The following tables set forth the intangible assets, including accumulated amortization at May 31, 2021 and 2020:

	May 31, 2021
	Remaining		Accumulated	Net Carrying
	Useful Life	Cost	Amortization	Value
Non-Competes	4.50 years	$1,023,118	$498,799	$524,319
Trademarks	Indefinite	866,000	-	866,000
Customer Contracts	10 years	546,000	301,675	244,325
Internet domain	2.50 years	3,000	2,417	583
		$2,438,118	$802,891	$1,635,227

	May 31, 2020
	Remaining		Accumulated	Net Carrying
	Useful Life	Cost	Amortization	Value
Non-Competes	4.50 years	$1,023,118	$289,884	$733,234
Trademarks	Indefinite	866,000	-	866,000
Customer Contracts	10 years	546,000	5,443	540,557
Internet domain	2.50 years	3,000	1,417	1,583
		$2,438,118	$296,744	$2,141,374

SCHEDULE OF FUTURE AMORTIZATION OF INTANGIBLE ASSETS

The following table sets forth the future amortization of the Company’s intangible assets as of August 31, 2021 for the fiscal years ending May 31:

	2022	2023	2024	2025	2026	Thereafter	Total
Non-Competes	$153,468	$204,624	$116,384	$-	$-	$-	$474,476
Customer contracts	12,158	16,211	16,211	16,211	16,211	77,728	154,730
Restrictive covenant	43,125	4,792		-	-	-	47,917
Customer database	13,125	1,458		-	-	-	14,583
Internet domain	333	-	-	-	-	-	333
Total	$222,209	$227,085	$132,595	$16,211	$16,211	$77,728	$692,039

The following table sets forth the future amortization of the Company’s intangible assets at May 31, 2021:

	2022	2023	2024	2025	2026	Thereafter	Total
Non-Competes	$204,624	$204,624	$119,363	$-	$-	$-	$528,611
Customer contracts	89,647	20,897	14,647	14,647	14,647	89,840	244,325
Internet domain	583	-	-	-	-	-	583
Total	$260,224	$259,807	$259,224	$173,962	$54,600	$267,557	$1,275,374

SCHEDULE OF GOODWILL

The Company’s goodwill carrying amounts relate to the acquisitions of Simplicity Esports LLC and PLAYlive Nation Inc. The composition of the goodwill balance, is as follows:

	Fiscal Year Ended May 31, 2021	Fiscal Year Ended May 31, 2020

Simplicity Esports LLC	$4,456,250	$4,456,250
PLAYlive Nation Inc.	698,891	698,891
Ft. Bliss	25,000	25,000
Total Goodwill	$5,180,141	$5,180,141